Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Collateral provided
Cash Collateral Under Security Agreements For Derivative Contracts	kr 12,795	kr 10,314
Contingent assets
Guarantee commitments	3,190	3,360
Commitments
Committed undisbursed loans	62,041	72,914
Binding offers	kr 1,445	kr 1,211